Segment Information (Details) (USD $)	3 Months Ended									12 Months Ended			213 Months Ended	216 Months Ended
	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2013	Oct. 31, 2013
Identifiable Assets	$ 3,398,184	$ 4,852,863				$ 4,644,374				$ 4,852,863	$ 4,644,374		$ 4,852,863	$ 3,398,184
Revenue		0	0	0	0	6,750	7,012	4,958	9,931		28,651	291,628	5,110,784	5,110,784
Canada
Identifiable Assets		2,825,894				2,350,818				2,825,894	2,350,818		2,825,894
Revenue											23,067	61,111
United States
Identifiable Assets		2,026,969				2,293,556				2,026,969	2,293,556		2,026,969
Revenue											5,584	60,867
Middle East, North Africa (MENA)
Identifiable Assets
Revenue												169,650
Identifiable Assets
Identifiable Assets		$ 4,852,863								$ 4,852,863			$ 4,852,863